COMMITMENTS AND CONTINGENCIES	6 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 13 -	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases premises under various operating leases. Rental expenses under operating leases included in the consolidated statements of comprehensive income were $1,359 and $1,582 for the six months ended December 31, 2016 and 2017, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Minimum lease payments
(Unaudited)

January 1, 2018 – December 31, 2018	$1,949
January 1, 2019 – December 31, 2019	1,297
January 1, 2020 – December 31, 2020	446
January 1, 2021 – December 31, 2021	198
January 1, 2022 and onwards	70

Total minimum lease payments	$3,960

The Company’s lease arrangements have no renewal or purchase options, rent escalation clauses, restriction or contingent rents and are all conducted with third parties.

Capital commitments

As of December 31, 2017, the Company had approximately $189 in capital obligations for the coming twelve months, mainly for the Company’s information system construction.

Purchase obligation

As of December 31, 2017, the Company had $147,089 purchase obligations for the coming twelve months, for purchases of inventories, mainly for fulfillment of in-process or newly entered contracts resulting from the expansion of the Company’s operations.

Performance guarantee and standby letters of credit

The Company had stand-by letters of credit of $23,000 and outstanding performance guarantees of $59,448 as of December 31, 2017, with restricted cash of $15,530 pledged to banks. The purpose of the stand-by letter of credit and performance guarantees is to guarantee that the performance of the Company’s deliveries reach the pre-agreed requirements specified in the integrated solutions contracts. The guarantee is to ensure the functionality of the Company’s own work. The disclosed amount of stand-by letters of credit and outstanding performance guarantees represent the maximum potential amount of future payments the Company could be required to make under such guarantees.

The Company accounts for performance guarantees and stand-by letters of credit in accordance with ASC topic 460 (“ASC 460”), Guarantees. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirement only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

Both the performance guarantees and the stand-by letters of credit are for the Company’s commitment of its own future performance, and the outcome of which is within its own control. As a result, performance guarantees and stand-by letters of credit are subject to ASC 460 disclosure requirements only.